UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.79% as of the close of the reporting period
MUNICIPAL BONDS AND NOTES (97.0%)(a)
	Rating(RAT)	Principal amount	Value

California (0.6%)

CA State G.O. Bonds, 5.00%, 2/1/38	Aa3	$1,500,000	$1,733,490

			1,733,490
Guam (0.9%)

Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	BBB+	1,000,000	1,098,130

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	600,000	640,404

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.50%, 10/1/40	Baa2	500,000	528,400
5.00%, 10/1/34	Baa2	200,000	209,932

			2,476,866
Massachusetts (94.4%)

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5.00%, 2/15/41	Aa3	2,000,000	2,214,760

Holyoke G.O. Bonds, 5.00%, 9/1/29	Aa2	770,000	899,814

MA Bay Trans. Auth. Rev. Bonds, Ser. A, 4.00%, 7/1/37	AAA	5,000,000	5,275,500

MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 7/1/31	Aa2	3,390,000	4,342,997

MA State G.O. Bonds
(Cons. Loan), Ser. A, 5.00%, 4/1/47	Aa1	3,000,000	3,534,090
Ser. A, 5.00%, 3/1/46	Aa1	1,000,000	1,154,660
(Cons. Loan), Ser. A, 5.00%, 4/1/42	Aa1	2,500,000	2,958,850
Ser. A, 5.00%, 3/1/41	Aa1	1,000,000	1,157,910
Ser. I, 5.00%, 12/1/35	Aa1	3,000,000	3,595,860
Ser. B, 5.00%, 7/1/33	Aa1	2,000,000	2,396,980
(Construction Loan), Ser. A, 5.00%, 8/1/27 (Prerefunded 8/1/18)	Aa1	2,000,000	2,075,020
Ser. E, 4.00%, 4/1/46	Aa1	3,000,000	3,153,960
Ser. G, 4.00%, 9/1/42	Aa1	1,500,000	1,590,660
4.00%, 5/1/35	Aa1	3,000,000	3,198,240

MA State Rev. Bonds, 5.00%, 6/15/22	AAA	2,000,000	2,359,800

MA State VRDN (Construction Loan), Ser. A, 0.86%, 3/1/26	VMIG1	3,000,000	3,000,000

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.)
5.00%, 7/1/32	A1	1,000,000	1,153,310
5.00%, 7/1/28	A1	1,500,000	1,755,900

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5.50%, 5/1/28	Aa2	3,000,000	3,696,090
Ser. B, 5.00%, 5/1/43	Aa2	3,100,000	3,494,971
(Green Bond), 5.00%, 5/1/39	Aa2	1,500,000	1,736,445
Ser. B, 5.00%, 5/1/37	Aa2	1,500,000	1,710,405
Ser. A, 5.00%, 5/1/36	Aa2	2,850,000	3,253,874
Ser. A, AGC, 5.00%, 5/1/28 (Prerefunded 5/1/18)	Aa2	2,270,000	2,332,085

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5.00%, 1/1/37	A+	2,250,000	2,411,190
5.00%, 1/1/32	A+	2,775,000	3,000,164

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	775,000	886,833
(Tufts Med. Ctr.), Ser. I, 7.25%, 1/1/32	BBB	2,000,000	2,339,740
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	547,179	566,992
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	300,000	338,892
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	A+	5,000,000	6,773,092
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	1,005,000	1,077,963
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,995,000	2,169,582
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	Baa3	500,000	557,775
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	94,100	94,113
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	Aaa	1,650,000	1,742,169
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	AAA/P	535,000	564,885
(Emerson College), Ser. A, 5.50%, 1/1/30 (Prerefunded 1/1/20)	BBB+	900,000	957,132
(Berklee College of Music), 5.25%, 10/1/41	A2	1,500,000	1,701,540
(New England Conservatory of Music), U.S. Govt. Coll., 5.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	3,000,000	3,106,020
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	Baa1	2,000,000	2,389,100
(Lesley U.), Ser. B-1, AGM, 5.25%, 7/1/33	AA	2,000,000	2,263,820
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	1,400,000	1,403,038
(Carleton-Willard Village), 5.25%, 12/1/25	A-	700,000	748,692
(Suffolk U.), 5.125%, 7/1/40	Baa2	1,600,000	1,686,320
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,500,000	2,845,125
(Boston College), Ser. T, 5.00%, 7/1/42	Aa3	1,000,000	1,181,100
(UMass Boston Student Hsg.), 5.00%, 10/1/41	Baa3	1,000,000	1,114,860
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,292,840
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/41	A-	2,500,000	2,806,525
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,209,680
(Bentley U.), 5.00%, 7/1/40	A3	1,250,000	1,417,538
(Emerson College), Ser. A, 5.00%, 1/1/40 (Prerefunded 1/1/20)	BBB+	3,400,000	3,553,136
(Emerson College), Ser. A, 5.00%, 1/1/40(FWC)	BBB+	1,570,000	1,801,308
(Brandeis U.), Ser. N, 5.00%, 10/1/39	A1	450,000	465,863
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A+	1,000,000	1,145,410
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa2	500,000	586,770
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,121,740
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	725,937
(Caregroup), Ser. I, 5.00%, 7/1/37	A3	500,000	571,550
(Lowell Gen. Hosp.), Ser. G, 5.00%, 7/1/37	BBB	1,630,000	1,747,882
(MCPHS U.), Ser. H, 5.00%, 7/1/37	AA	450,000	522,504
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,280,136
(Caregroup), Ser. I, 5.00%, 7/1/36	A3	935,000	1,071,903
(Suffolk U.), 5.00%, 7/1/36	Baa2	600,000	682,230
(Brandeis U.), Ser. 0-1, 5.00%, 10/1/35	A1	1,000,000	1,071,040
(Boston Med. Ctr.), Ser. E, 5.00%, 7/1/35	Baa2	1,000,000	1,127,490
(Emmanuel College), Ser. A, 5.00%, 10/1/34	Baa2	1,075,000	1,203,796
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,126,410
(Suffolk U.), 5.00%, 7/1/34	Baa2	675,000	771,154
(Intl. Charter School), 5.00%, 4/15/33	BBB	750,000	831,953
(MCPHS U.), Ser. H, 5.00%, 7/1/32	AA	300,000	351,333
(Northeastern U.), 5.00%, 10/1/31	A2	500,000	573,005
(Berkshire Retirement Cmnty. of Lenox), 5.00%, 7/1/31	A/F	1,000,000	1,139,190
(Partners Hlth. Care Syst.), Ser. L, 5.00%, 7/1/31	Aa3	4,495,000	5,014,712
(Lesley U.), 5.00%, 7/1/30	A-	1,000,000	1,183,700
(Boston U.), Ser. V-1, 5.00%, 10/1/29 (Prerefunded 10/1/19)	A1	2,000,000	2,167,300
(Boston College), Ser. Q-1, 5.00%, 7/1/29	Aa3	1,050,000	1,124,729
(Mount Holyoke College), 5.00%, 7/1/28 (Prerefunded 7/1/18)	Aa3	3,000,000	3,099,900
(Dexter Southfield), 5.00%, 5/1/27	BBB+	500,000	576,770
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	861,390
(College of the Holy Cross), Ser. B, 5.00%, 9/1/25	Aa3	1,020,000	1,059,933
(College of the Holy Cross), Ser. B, 5.00%, 9/1/25 (Prerefunded 9/1/18)	AAA/P	480,000	499,666
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/25	AA	650,000	767,176
(Babson College), Ser. A, 5.00%, 10/1/24	A2	250,000	301,958
(Babson College), Ser. A, 5.00%, 10/1/23	A2	300,000	357,240
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/23	AA	125,000	149,291
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	551,078
(First Mtge. - Orchard Cove), 5.00%, 10/1/18	BB/P	515,000	516,076
(Williams College), Ser. S, 4.00%, 7/1/46	Aa1	4,550,000	4,874,324
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	468,041	12,469
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,402,480
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,464,920

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,700,000	1,834,351

MA State Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.70%, 1/1/31	AA	1,110,000	1,166,677
Ser. J, 5.625%, 7/1/28	AA	490,000	534,590
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	3,120,508
(Ed. Loan - Issue 1), 4.375%, 1/1/32	AA	540,000	561,406

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Harvard U.), Ser. N, 6.25%, 4/1/20	Aaa	3,000,000	3,405,900
(Care Group), Ser. B-1, NATL, 5.375%, 2/1/27 (Prerefunded 8/1/18)	A	1,030,000	1,072,106
(Lesley U.), Ser. A, AGC, 5.25%, 7/1/39 (Prerefunded 7/1/19)	AA	1,000,000	1,078,500
(Winchester Hosp.), 5.25%, 7/1/38	A-	2,225,000	2,408,184
(Dana-Farber Cancer Inst.), Ser. K, 5.25%, 12/1/27	A1	1,500,000	1,579,725
(MA Inst. of Tech.), Ser. I-1, 5.20%, 1/1/28	Aaa	3,000,000	3,910,560
(Fisher College), Ser. A, 5.125%, 4/1/37	BBB	755,000	756,495
(Lowell Gen. Hosp.), Ser. C, 5.125%, 7/1/35	BBB	725,000	769,348
(Southcoast Hlth. Oblig.), Ser. D, 5.00%, 7/1/39	A3	1,500,000	1,562,160
(Berklee College of Music), Ser. A, 5.00%, 10/1/37	A2	190,000	190,467
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/37	Baa3	850,000	851,802
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	300,000	329,955
(Northeastern U.), Ser. T-1, 5.00%, 10/1/30	A2	1,000,000	1,161,210
(Northeastern U.), Ser. T-2, 5.00%, 10/1/30	A2	2,000,000	2,322,420
(Care Group), Ser. E-1, 5.00%, 7/1/28 (Prerefunded 7/1/18)	A3	1,730,000	1,789,062
(Northeastern U.), Ser. R, 5.00%, 10/1/26	A2	1,165,000	1,214,699
(Fisher College), Ser. A, 5.00%, 4/1/22	BBB	1,110,000	1,112,731

MA State Hlth. & Edl. Fac. Auth. VRDN
(Baystate Med. Ctr.), Ser. J-2, 0.82%, 7/1/44	VMIG1	800,000	800,000
(Tufts U.), Ser. N-2, 0.79%, 8/15/34	VMIG1	2,200,000	2,200,000

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35%, 12/1/42	Aa2	1,010,000	1,062,066
Ser. A, 5.10%, 12/1/30	Aa2	1,125,000	1,183,084
Ser. D, 5.05%, 6/1/40	Aa2	1,355,000	1,404,742
Ser. 171, 4.00%, 12/1/44	Aa1	520,000	558,215
Ser. SF-169, 4.00%, 12/1/44	Aa1	1,160,000	1,241,931
Ser. 160, 3.75%, 6/1/34	Aa1	280,000	290,041
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	1,215,000	1,292,177
Ser. A, 3.50%, 12/1/31	Aa2	2,000,000	2,067,680
Ser. A, 3.25%, 12/1/27	Aa2	1,870,000	1,938,853

MA State Port Auth. Rev. Bonds, Ser. A
5.00%, 7/1/47	Aa2	3,000,000	3,465,510
5.00%, 7/1/42	Aa2	1,275,000	1,479,854
5.00%, 7/1/35	Aa2	1,500,000	1,782,045
5.00%, 7/1/34	Aa2	3,500,000	3,861,410
5.00%, 7/1/33	Aa2	775,000	914,221
5.00%, 7/1/32	Aa2	755,000	894,169

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5.125%, 7/1/41	A	1,765,000	1,961,303
(BOSFUEL), FGIC, NATL, 5.00%, 7/1/27	A2	2,500,000	2,505,875

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A, 5.00%, 11/15/42	AA+	2,000,000	2,327,960

MA State School Bldg. Auth. Sales Tax Rev. Bonds
Ser. A, 5.00%, 5/15/43	AA+	915,000	1,042,917
Ser. B, 5.00%, 10/15/41	AA+	2,000,000	2,269,300
Ser. C, 5.00%, 8/15/37	AA+	2,000,000	2,347,080
Ser. B, 5.00%, 10/15/35	AA+	1,000,000	1,140,220

MA State Trans. Fund Rev. Bonds
(Rail Enhancement Program), Ser. A, 5.00%, 6/1/45	AAA	3,000,000	3,469,650
(Accelerated Bridge Program), Ser. A, 5.00%, 6/1/44	AAA	2,000,000	2,300,100
(Rail Enhancement & Accelerated), 5.00%, 6/1/38	AAA	3,000,000	3,549,030

MA State Wtr. Poll. Abatement Trust Rev. Bonds, Ser. 14, 5.00%, 8/1/32	Aaa	4,000,000	4,296,840

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6.50%, 7/15/19 (Escrowed to maturity)	Aa1	1,360,000	1,438,418
Ser. C, 5.25%, 8/1/42	Aa1	3,500,000	3,995,670
Ser. B, 5.00%, 8/1/40	Aa1	1,500,000	1,773,975
(Green Bond), Ser. C, 5.00%, 8/1/40	Aa1	3,000,000	3,547,950

Milford, G.O. Bonds, AGM, 5.125%, 12/15/24	Aa2	2,475,000	2,504,378

North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	4,312,988

U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5.00%, 11/1/39	Aa2	2,500,000	2,866,725

Worcester, G.O. Bonds (Muni. Purpose Loan), 4.00%, 11/1/23	Aa3	3,050,000	3,293,695

			272,258,681
Ohio (0.3%)

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	841,365

			841,365
Puerto Rico (0.6%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5.50%, 5/15/39	Ba1	1,200,000	1,199,904
5.375%, 5/15/33	Ba1	635,000	635,000

			1,834,904
Texas (0.2%)

Mission, Econ. Dev. Corp. Solid Waste Disp. Mandatory Put Bonds (10/2/17) (Republic Svcs., Inc.), Ser. A, 1.05%, 1/1/20	A-2	600,000	600,036

			600,036
TOTAL INVESTMENTS

Total investments (cost $263,893,919)			$279,745,342

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $288,359,701.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	25.5%
	Healthcare	11.7
	Prerefunded	11

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$279,745,342	$—

Totals by level	$—	$279,745,342	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017